Investment in IM	12 Months Ended
Apr. 30, 2021
Disclosure Of Business Combinations [Abstract]
Investment in IM
7.	Investment in IM

Marketable securities at April 30, 2021 consists of an FVTPL investment in IM Exploration Inc. (“IM”) (note 9). At April 30, 2021 the Company held 4,100,000 common shares at $0.19 for $779,000. The fair value of IM has been determined by reference to published price quotations in an active market.

While the Company will seek to maximize the proceeds it receives from the sale of its IM Shares, there is no assurance as to the timing of disposition or the amount that will be realized.